PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT

NOTE 4 - PREMISES AND EQUIPMENT

Premises and equipment as of December 31, 2014 and 2013 were as follows:

	2014	2013

Land	$1,351	$1,351
Office buildings and improvements	5,451	5,432
Furniture, fixtures, and equipment	1,844	1,735
	8,646	8,518
Less accumulated depreciation	5,023	4,898

	$3,623	$3,620